Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
October 31, 2024
SMO-NPRT1-1224
1.858552.118
Common Stocks - 99.5%
	Shares	Value ($)
CANADA - 4.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
CES Energy Solutions Corp	1,766,814	10,126,172
Financials - 1.0%
Capital Markets - 1.0%
TMX Group Ltd	1,423,423	44,460,564
Health Care - 0.3%
Biotechnology - 0.3%
Xenon Pharmaceuticals Inc (a)	284,271	11,686,381
Information Technology - 0.5%
Electronic Equipment, Instruments & Components - 0.2%
Celestica Inc Subordinate Voting Shares (United States) (a)	149,786	10,245,362
Software - 0.3%
Lumine Group Inc Subordinate Voting Shares (a)(b)	572,141	13,321,946
TOTAL INFORMATION TECHNOLOGY		23,567,308

Materials - 0.2%
Metals & Mining - 0.2%
Osisko Gold Royalties Ltd	507,500	10,213,057
Real Estate - 0.7%
Real Estate Management & Development - 0.7%
Colliers International Group Inc Subordinate Voting Shares	217,941	33,315,303
Utilities - 1.3%
Gas Utilities - 1.3%
Brookfield Infrastructure Corp Class A (United States)	1,267,834	52,082,621
TOTAL CANADA		185,451,406
CHILE - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Lundin Mining Corp	1,530,984	14,888,156
DENMARK - 0.1%
Health Care - 0.1%
Biotechnology - 0.1%
Ascendis Pharma A/S ADR (a)	78,258	9,611,647
INDIA - 0.3%
Industrials - 0.3%
Professional Services - 0.3%
WNS Holdings Ltd ADR	257,993	12,381,084
ISRAEL - 0.9%
Information Technology - 0.9%
IT Services - 0.7%
Wix.com Ltd (a)	180,416	30,151,122
Semiconductors & Semiconductor Equipment - 0.2%
Nova Ltd (a)	53,453	9,904,841
TOTAL ISRAEL		40,055,963
JAPAN - 0.3%
Information Technology - 0.3%
Semiconductors & Semiconductor Equipment - 0.3%
Allegro MicroSystems Inc (a)	550,936	11,481,506
NETHERLANDS - 0.6%
Health Care - 0.6%
Biotechnology - 0.6%
Argenx SE ADR (a)	31,262	18,328,911
Merus NV (a)	209,451	10,457,888

TOTAL NETHERLANDS		28,786,799
PUERTO RICO - 1.0%
Financials - 1.0%
Banks - 1.0%
First BanCorp/Puerto Rico (c)	2,269,208	43,750,330
THAILAND - 1.2%
Information Technology - 1.2%
Electronic Equipment, Instruments & Components - 1.2%
Fabrinet (a)	216,261	52,112,413
UNITED KINGDOM - 1.8%
Consumer Discretionary - 0.3%
Leisure Products - 0.3%
Games Workshop Group PLC	88,315	13,619,782
Consumer Staples - 0.7%
Food Products - 0.7%
Nomad Foods Ltd	1,648,149	28,925,015
Energy - 0.6%
Energy Equipment & Services - 0.6%
TechnipFMC PLC	909,639	24,278,265
Health Care - 0.1%
Biotechnology - 0.1%
Autolus Therapeutics PLC ADR (a)	1,811,792	6,105,739
Information Technology - 0.1%
IT Services - 0.1%
Endava PLC Class A ADR (a)	277,141	6,554,385
TOTAL UNITED KINGDOM		79,483,186
UNITED STATES - 88.8%
Communication Services - 0.8%
Entertainment - 0.2%
Vivid Seats Inc Class A (a)(c)	2,630,339	10,705,480
Interactive Media & Services - 0.1%
Ziff Davis Inc (a)	141,182	6,532,491
Media - 0.4%
TechTarget Inc (a)	360,583	10,437,075
Thryv Holdings Inc (a)	478,468	6,880,370
		17,317,445
Wireless Telecommunication Services - 0.1%
Gogo Inc (a)(c)	399,634	2,617,602
Consumer Discretionary - 10.4%
Automobile Components - 1.0%
Adient PLC (a)	234,256	4,575,019
LCI Industries (c)	90,720	10,095,322
Patrick Industries Inc	238,704	30,071,930
		44,742,271
Diversified Consumer Services - 0.8%
Laureate Education Inc	1,564,964	26,886,082
Stride Inc (a)	91,046	8,492,770
		35,378,852
Hotels, Restaurants & Leisure - 0.8%
Bloomin' Brands Inc	507,916	8,426,326
Brinker International Inc (a)	178,518	18,335,585
Dutch Bros Inc Class A (a)	204,736	6,780,856
		33,542,767
Household Durables - 3.6%
Champion Homes Inc (a)	396,144	34,951,785
Green Brick Partners Inc (a)	705,751	48,703,877
Installed Building Products Inc	161,888	35,113,507
Lovesac Co/The (a)	223,950	6,530,382
SharkNinja Inc	406,573	37,490,096
		162,789,647
Leisure Products - 0.3%
Acushnet Holdings Corp (c)	190,904	11,702,415
Specialty Retail - 2.7%
Academy Sports & Outdoors Inc	1,080,490	54,953,722
Boot Barn Holdings Inc (a)	169,173	21,070,497
Murphy USA Inc	94,765	46,287,964
		122,312,183
Textiles, Apparel & Luxury Goods - 1.2%
Crocs Inc (a)	166,154	17,914,725
Deckers Outdoor Corp (a)	39,160	6,300,452
Kontoor Brands Inc	180,461	15,452,875
Steven Madden Ltd	260,372	11,708,929
		51,376,981
TOTAL CONSUMER DISCRETIONARY		461,845,116

Consumer Staples - 2.5%
Beverages - 0.7%
Primo Water Corp (United States)	600,553	15,752,505
Vita Coco Co Inc/The (a)(c)	474,714	14,056,281
		29,808,786
Consumer Staples Distribution & Retail - 1.0%
BJ's Wholesale Club Holdings Inc (a)	103,765	8,792,008
Performance Food Group Co (a)	185,903	15,104,619
Sprouts Farmers Market Inc (a)	161,258	20,710,365
		44,606,992
Food Products - 0.8%
Post Holdings Inc (a)	173,527	18,950,884
Simply Good Foods Co/The (a)	551,174	18,552,517
		37,503,401
TOTAL CONSUMER STAPLES		111,919,179

Energy - 3.9%
Energy Equipment & Services - 2.4%
Cactus Inc Class A	745,087	44,176,208
Liberty Energy Inc Class A (c)	2,634,237	44,966,426
Weatherford International PLC	233,523	18,448,317
		107,590,951
Oil, Gas & Consumable Fuels - 1.5%
Antero Resources Corp (a)	960,780	24,864,986
Chord Energy Corp	98,011	12,261,176
Northern Oil & Gas Inc (c)	850,118	30,816,778
		67,942,940
TOTAL ENERGY		175,533,891

Financials - 16.0%
Banks - 7.3%
Comerica Inc	223,100	14,213,701
Connectone Bancorp Inc	419,970	10,180,073
East West Bancorp Inc	190,822	18,603,237
First Interstate BancSystem Inc Class A	606,674	18,685,559
Glacier Bancorp Inc (c)	355,689	18,549,181
Independent Bank Group Inc	411,549	24,018,000
Metropolitan Bank Holding Corp (a)	220,374	11,790,009
Pathward Financial Inc	534,600	37,828,296
Pinnacle Financial Partners Inc	262,859	27,718,482
Synovus Financial Corp	1,186,705	59,180,978
TriCo Bancshares	672,868	28,751,650
United Community Banks Inc/GA	974,104	27,723,000
Western Alliance Bancorp	318,557	26,507,128
		323,749,294
Capital Markets - 3.0%
Houlihan Lokey Inc Class A	218,452	37,741,952
Lazard Inc Class A	697,344	36,952,259
Piper Sandler Cos	85,933	24,374,036
Stifel Financial Corp	348,033	36,063,179
		135,131,426
Consumer Finance - 1.4%
FirstCash Holdings Inc	447,877	46,341,833
SLM Corp	841,422	18,536,527
		64,878,360
Financial Services - 2.0%
Essent Group Ltd	829,760	49,793,898
Mr Cooper Group Inc (a)	198,083	17,540,249
Walker & Dunlop Inc	183,138	20,029,803
		87,363,950
Insurance - 2.3%
First American Financial Corp	241,678	15,503,644
Genworth Financial Inc Class A (a)	2,386,880	16,087,571
Primerica Inc	179,741	49,754,106
Selective Insurance Group Inc	233,772	21,231,173
		102,576,494
TOTAL FINANCIALS		713,699,524

Health Care - 16.0%
Biotechnology - 8.4%
ALX Oncology Holdings Inc (a)	769,530	1,100,428
AnaptysBio Inc (a)	277,943	6,011,907
Arcellx Inc (a)	256,769	21,637,924
Astria Therapeutics Inc (a)	670,638	7,497,733
Astria Therapeutics Inc warrants (a)	183,003	1,086,689
Boundless Bio Inc (a)	21,717	63,414
Boundless Bio Inc (e)	251,973	735,761
Cargo Therapeutics Inc (a)	615,573	12,003,674
Celldex Therapeutics Inc (a)	376,412	9,809,297
Cogent Biosciences Inc (a)	1,130,185	12,985,826
Crinetics Pharmaceuticals Inc (a)	348,322	19,492,099
Cytokinetics Inc (a)	344,776	17,583,576
Day One Biopharmaceuticals Inc (a)	728,803	10,727,980
Dianthus Therapeutics Inc (a)	467,406	13,021,931
Immunovant Inc (a)	318,586	9,321,826
Insmed Inc (a)	175,330	11,796,202
Keros Therapeutics Inc (a)	243,008	14,104,184
Madrigal Pharmaceuticals Inc (a)(c)	55,343	14,352,654
MoonLake Immunotherapeutics Class A (a)	227,372	10,554,608
Neurogene Inc (a)	131,560	5,789,956
Nurix Therapeutics Inc (a)	442,500	10,876,650
Nuvalent Inc Class A (a)	144,729	12,807,069
Oruka Therapeutics Inc (d)	293,772	8,225,616
Perspective Therapeutics Inc (a)(c)	772,900	9,127,949
Q32 Bio Inc (a)	114,544	5,409,913
REVOLUTION Medicines Inc (a)	352,431	18,855,059
Shattuck Labs Inc (a)	14,631	18,434
Spyre Therapeutics Inc (a)(c)	418,875	13,626,004
Tyra Biosciences Inc (a)	524,826	8,754,098
Vaxcyte Inc (a)	340,598	36,222,597
Vericel Corp (a)	372,980	16,426,039
Viking Therapeutics Inc (a)	261,001	18,933,013
Viridian Therapeutics Inc (a)	629,859	13,586,059
		372,546,169
Health Care Equipment & Supplies - 3.8%
Ceribell Inc	331,500	8,715,134
Glaukos Corp (a)	195,440	25,846,940
Insulet Corp (a)	88,022	20,379,734
Integer Holdings Corp (a)	148,294	18,425,530
Lantheus Holdings Inc (a)	178,064	19,558,550
Masimo Corp (a)	162,048	23,336,532
Penumbra Inc (a)	103,839	23,765,632
PROCEPT BioRobotics Corp (a)	212,973	19,167,570
TransMedics Group Inc (a)(c)	108,934	8,929,320
		168,124,942
Health Care Providers & Services - 2.8%
Encompass Health Corp	191,287	19,025,405
Ensign Group Inc/The	184,757	28,635,487
HealthEquity Inc (a)	287,559	24,514,405
Privia Health Group Inc (a)	600,824	11,031,129
Surgery Partners Inc (a)	599,486	17,265,197
Tenet Healthcare Corp (a)	143,452	22,237,929
		122,709,552
Pharmaceuticals - 1.0%
Axsome Therapeutics Inc (a)(c)	102,400	9,116,672
Enliven Therapeutics Inc (a)(c)	351,910	9,800,694
Enliven Therapeutics Inc (d)	224,300	6,246,755
Neumora Therapeutics Inc (a)	497,991	5,701,997
Prestige Consumer Healthcare Inc (a)	169,163	12,475,771
Structure Therapeutics Inc ADR (a)	137,205	5,645,985
		48,987,874
TOTAL HEALTH CARE		712,368,537

Industrials - 18.3%
Aerospace & Defense - 0.0%
Standardaero Inc	23,013	663,925
Building Products - 1.7%
AAON Inc	176,437	20,152,634
Simpson Manufacturing Co Inc	232,074	41,724,584
Tecnoglass Inc	184,122	12,617,881
		74,495,099
Commercial Services & Supplies - 0.8%
Brink's Co/The	158,215	16,262,921
HNI Corp	178,666	8,804,660
Vestis Corp	902,714	12,204,693
		37,272,274
Construction & Engineering - 4.5%
Comfort Systems USA Inc	40,809	15,957,951
Construction Partners Inc Class A (a)	266,168	20,955,407
Dycom Industries Inc (a)	122,693	21,389,071
EMCOR Group Inc	23,626	10,538,850
Granite Construction Inc	351,051	29,505,837
IES Holdings Inc (a)	315,898	69,075,836
MDU Resources Group Inc	329,432	9,504,112
Sterling Infrastructure Inc (a)	140,855	21,755,055
		198,682,119
Electrical Equipment - 1.0%
Array Technologies Inc (a)	771,196	5,035,910
Atkore Inc	43,043	3,691,368
NEXTracker Inc Class A (a)	329,860	13,135,025
Thermon Group Holdings Inc (a)	874,329	22,916,163
		44,778,466
Ground Transportation - 0.4%
ArcBest Corp	160,701	16,741,830
Machinery - 4.1%
Astec Industries Inc	282,069	8,964,152
Atmus Filtration Technologies Inc	451,307	17,573,895
Federal Signal Corp	311,081	25,374,877
Kadant Inc (c)	72,247	24,062,586
REV Group Inc	469,817	12,450,151
SPX Technologies Inc (a)	294,267	42,224,372
Terex Corp	733,880	37,948,935
Timken Co/The	165,205	13,712,015
		182,310,983
Professional Services - 2.6%
Amentum Holdings Inc	523,900	15,580,786
CACI International Inc (a)	34,265	18,933,468
CRA International Inc	110,476	20,122,099
ExlService Holdings Inc (a)	616,349	25,683,263
First Advantage Corp (a)(c)	999,972	18,119,493
KBR Inc	274,937	18,423,528
		116,862,637
Trading Companies & Distributors - 3.2%
Applied Industrial Technologies Inc	86,994	20,146,940
Beacon Roofing Supply Inc (a)	100,588	9,261,137
FTAI Aviation Ltd	177,661	23,884,745
GMS Inc (a)	485,738	43,662,989
Rush Enterprises Inc Class A	843,645	47,733,434
		144,689,245
TOTAL INDUSTRIALS		816,496,578

Information Technology - 10.1%
Communications Equipment - 0.4%
Ciena Corp (a)	318,418	20,222,727
Electronic Equipment, Instruments & Components - 4.3%
Advanced Energy Industries Inc	427,153	46,358,915
ePlus Inc (a)	146,931	13,069,512
Insight Enterprises Inc (a)	301,086	52,665,963
Napco Security Technologies Inc	217,241	8,359,434
PAR Technology Corp (a)(c)	258,277	15,235,760
Sanmina Corp (a)	297,095	20,826,360
TD SYNNEX Corp	292,785	33,772,750
		190,288,694
IT Services - 0.7%
ASGN Inc (a)	331,326	30,515,125
Semiconductors & Semiconductor Equipment - 1.7%
Diodes Inc (a)	404,255	23,640,832
MACOM Technology Solutions Holdings Inc (a)	398,159	44,753,072
Onto Innovation Inc (a)	38,256	7,587,312
		75,981,216
Software - 3.0%
Five9 Inc (a)	131,144	3,872,682
Intapp Inc (a)	267,281	13,409,488
Manhattan Associates Inc (a)	32,225	8,486,776
Monday.com Ltd (a)	39,800	11,696,026
Progress Software Corp	340,608	21,829,567
Rapid7 Inc (a)	141,590	5,723,068
SPS Commerce Inc (a)	200,850	33,140,250
Tenable Holdings Inc (a)	481,120	19,057,163
Vertex Inc Class A (a)	407,714	16,924,208
		134,139,228
TOTAL INFORMATION TECHNOLOGY		451,146,990

Materials - 5.3%
Chemicals - 1.1%
Element Solutions Inc	1,056,593	28,633,671
Minerals Technologies Inc	163,543	12,313,152
Tronox Holdings PLC	715,904	8,676,756
		49,623,579
Construction Materials - 1.2%
Eagle Materials Inc	186,533	53,247,710
Metals & Mining - 2.2%
Carpenter Technology Corp	140,855	21,057,822
Commercial Metals Co	916,012	49,281,446
Constellium SE (a)	2,448,196	27,174,976
		97,514,244
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp	163,329	16,153,238
Sylvamo Corp (c)	227,535	19,345,026
		35,498,264
TOTAL MATERIALS		235,883,797

Real Estate - 4.4%
Diversified REITs - 1.0%
Essential Properties Realty Trust Inc	1,435,188	45,481,108
Health Care REITs - 1.0%
CareTrust REIT Inc	1,325,452	43,302,517
Industrial REITs - 0.6%
Terreno Realty Corp	411,788	24,686,691
Real Estate Management & Development - 0.6%
Jones Lang LaSalle Inc (a)	95,318	25,827,365
Retail REITs - 0.3%
Acadia Realty Trust	593,290	14,529,672
Specialized REITs - 0.9%
Lamar Advertising Co Class A	185,577	24,496,164
Outfront Media Inc	950,491	16,880,720
		41,376,884
TOTAL REAL ESTATE		195,204,237

Utilities - 1.1%
Gas Utilities - 1.1%
Southwest Gas Holdings Inc	533,240	39,059,830
UGI Corp	360,678	8,623,811
		47,683,641
TOTAL UNITED STATES		3,958,954,508
TOTAL COMMON STOCKS (Cost $3,187,432,282)		4,436,956,998

Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Oruka Therapeutics Inc (d) (Cost $2,691,000)	117	3,276,000

Money Market Funds - 4.4%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	4.87	102,657,723	102,678,255
Fidelity Securities Lending Cash Central Fund (g)(h)	4.87	92,398,358	92,407,598
TOTAL MONEY MARKET FUNDS (Cost $195,085,852)			195,085,853

TOTAL INVESTMENT IN SECURITIES - 103.9% (Cost $3,385,209,134)	4,635,318,851
NET OTHER ASSETS (LIABILITIES) - (3.9)% (f)	(174,788,756)
NET ASSETS - 100.0%	4,460,530,095

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	187	Dec 2024	20,650,410	(28,179)	(28,179)

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $13,321,946 or 0.3% of net assets.

(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,748,371 or 0.3% of net assets.

(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $735,761 or 0.0% of net assets.

(f)	Includes $1,448,682 of cash collateral to cover margin requirements for futures contracts.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Enliven Therapeutics Inc	3/19/24	3,140,200

Oruka Therapeutics Inc	9/12/24	6,756,756

Oruka Therapeutics Inc	9/12/24	2,691,000

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	138,298,961	430,693,559	466,314,265	938,417	-	-	102,678,255	0.2%
Fidelity Securities Lending Cash Central Fund	221,699,830	295,895,545	425,187,777	51,603	-	-	92,407,598	0.4%
Total	359,998,791	726,589,104	891,502,042	990,020	-	-	195,085,853

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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